NYSE

17010127

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

March 13, 2017

Received SEC

MAR 13 2017

Washington, DC 20549

CERT NYS

File No. 001-09531-01

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Fixed Rate Senior Notes due 2027, Fixed Rate Senior Notes due 2047 of TELEFÓNICA EMISIONES, S.A.U. guaranteed by TELEFÓNICA, S.A. under the Exchange Act of 1934.

Sincerely,

Silvio Conte